STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

March 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1%
Advertising - 1.2%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	4,120,000	[b]	3,907,326
Clear Channel Outdoor Holdings, Sr. Scd. Notes		5.13	8/15/2027	2,687,000	[b]	2,662,817
Outfront Media Capital, Gtd. Notes		5.00	8/15/2027	1,843,000	[b]	1,805,771
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	3,549,000	[b,c]	3,615,437
					11,991,351
Aerospace & Defense - .4%
TransDigm, Gtd. Notes		4.88	5/1/2029	1,726,000		1,621,232
TransDigm, Gtd. Notes		5.50	11/15/2027	2,605,000		2,588,706
					4,209,938
Airlines - .8%
American Airlines, Sr. Scd. Notes		5.50	4/20/2026	2,010,000	[b]	2,027,899
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	1,636,000	[b]	1,912,067
American Airlines Group, Gtd. Notes		3.75	3/1/2025	927,000	[b,c]	846,782
United Airlines, Sr. Scd. Notes		4.38	4/15/2026	3,075,000	[b]	3,028,875
					7,815,623
Automobiles & Components - 2.6%
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	5,665,000	[b]	5,685,904
Ford Motor, Sr. Unscd. Notes		3.25	2/12/2032	1,437,000	[c]	1,285,842
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	1,690,000	[c]	1,643,373
Ford Motor Credit, Sr. Unscd. Notes		2.90	2/16/2028	3,190,000		2,889,805
Ford Motor Credit, Sr. Unscd. Notes		3.38	11/13/2025	3,000,000		2,935,590
Ford Motor Credit, Sr. Unscd. Notes		3.82	11/2/2027	200,000		189,847
Ford Motor Credit, Sr. Unscd. Notes		4.00	11/13/2030	1,180,000		1,113,082
Ford Motor Credit, Sr. Unscd. Notes		4.13	8/17/2027	975,000		954,223
Ford Motor Credit, Sr. Unscd. Notes		4.27	1/9/2027	2,780,000		2,747,418
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	2,440,000		2,458,788
Real Hero Merger Sub 2, Sr. Unscd. Notes		6.25	2/1/2029	2,680,000	[b,c]	2,447,135
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	1,972,000	[b,c]	1,638,207
					25,989,214
Building Materials - 1.4%
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	5,073,000	[b,c]	4,335,335
Eco Material Technologies, Sr. Scd. Notes		7.88	1/31/2027	2,318,000	[b]	2,308,751
Griffon, Gtd. Notes		5.75	3/1/2028	3,100,000		2,985,796
JELD-WEN, Gtd. Notes		4.63	12/15/2025	2,530,000	[b,c]	2,438,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Building Materials - 1.4% (continued)
MIWD Finance, Gtd. Notes		5.50	2/1/2030	1,649,000	[b]	1,542,681
					13,610,699
Chemicals - 2.7%
ASP Unifrax Holdings, Sr. Scd. Notes		5.25	9/30/2028	2,164,000	[b]	2,013,018
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	2,938,000	[b]	2,723,453
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,106,000	[b]	1,176,004
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	2,223,000	[b,d]	2,225,790
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	1,560,000	[b,e]	1,648,091
NOVA Chemicals, Sr. Unscd. Notes		4.25	5/15/2029	1,937,000	[b,c]	1,788,374
Olympus Water US Holding, Sr. Scd. Notes		4.25	10/1/2028	5,426,000	[b]	4,938,745
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	2,112,000	[b,c]	1,873,175
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	1,871,000	[b]	1,597,245
SCIL IV, Sr. Scd. Notes		5.38	11/1/2026	1,790,000	[b]	1,649,610
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	2,555,000	[b]	2,362,455
Venator Finance, Gtd. Notes		5.75	7/15/2025	3,795,000	[b,c]	3,055,373
					27,051,333
Collateralized Loan Obligations Debt - 2.6%
Ares European XII CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10%	EUR	6.10	4/20/2032	1,450,000	[b,e]	1,548,075
Barings I CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		5.74	4/15/2031	2,000,000	[b,e]	1,838,420
Barings III CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		6.95	4/20/2031	1,000,000	[b,e]	979,861
Battalion X CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		6.87	1/25/2035	1,750,000	[b,e]	1,717,748
Battalion XVI CLO, Ser. 2019-16A, Cl. ER, 3 Month LIBOR +6.75%		7.00	12/19/2032	2,500,000	[b,e]	2,431,315
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20%	EUR	6.20	7/25/2035	3,000,000	[b,e]	3,166,018
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.25	10/20/2031	3,000,000	[b,e]	2,822,607
KKR 26 CLO, Ser. 26, Cl. ER, 3 Month LIBOR +7.15%		7.39	10/15/2034	1,000,000	[b,e]	978,959
Neuberger Berman Loan Advisers 24 CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		6.27	4/19/2030	2,000,000	[b,e]	1,938,190
Octagon Investment Partners 46 CLO, Ser. 2020-2A, Cl. ER, 3 Month LIBOR +6.60%		6.84	7/15/2036	3,000,000	[b,e]	2,859,798
OHA Credit Funding 10 CLO, Ser. 2021-10A, Cl. E, 3 Month LIBOR +6.25%		6.50	1/18/2036	1,050,000	[b,e]	1,031,357

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Collateralized Loan Obligations Debt - 2.6% (continued)
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.29	4/17/2031	4,000,000	[b,e]	3,663,404
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00%	EUR	6.00	1/17/2032	1,000,000	[b,e]	1,062,764
					26,038,516
Commercial & Professional Services - 5.9%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	5,494,000	[b]	5,326,625
Aggreko Holdings, Sr. Scd. Notes		6.13	10/15/2026	3,150,000	[b]	3,045,011
AMN Healthcare, Gtd. Notes		4.00	4/15/2029	1,910,000	[b]	1,772,767
AMN Healthcare, Gtd. Notes		4.63	10/1/2027	2,005,000	[b]	1,953,281
APX Group, Gtd. Notes		5.75	7/15/2029	4,163,000	[b,c]	3,806,543
APX Group, Sr. Scd. Notes		6.75	2/15/2027	1,419,000	[b]	1,453,084
BCP V Modular Services Finance II, Sr. Scd. Bonds	EUR	4.75	11/30/2028	1,410,000	[b]	1,498,000
HealthEquity, Gtd. Notes		4.50	10/1/2029	5,007,000	[b,c]	4,750,391
Nielsen Finance, Gtd. Notes		5.88	10/1/2030	2,144,000	[b]	2,151,600
Paysafe Finance, Sr. Scd. Notes		4.00	6/15/2029	4,210,000	[b,c]	3,586,457
PECF USS Intermediate Holding III, Sr. Unscd. Notes		8.00	11/15/2029	4,621,000	[b,c]	4,468,276
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	3,471,000	[b,c]	3,402,344
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	1,835,000	[b]	1,874,086
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	6,880,000	[b,c]	6,186,186
The Hertz, Gtd. Notes		4.63	12/1/2026	4,234,000	[b]	3,959,721
The Hertz, Gtd. Notes		5.00	12/1/2029	790,000	[b]	715,973
United Rentals North America, Gtd. Notes		4.00	7/15/2030	2,225,000		2,131,917
United Rentals North America, Gtd. Notes		4.88	1/15/2028	2,500,000		2,542,250
WW International, Sr. Scd. Notes		4.50	4/15/2029	1,600,000	[b]	1,298,664
ZipRecruiter, Sr. Unscd. Notes		5.00	1/15/2030	3,149,000	[b,c]	3,078,651
					59,001,827
Consumer Discretionary - 7.0%
Allen Media, Gtd. Notes		10.50	2/15/2028	5,422,000	[b]	5,352,571
Ashton Woods USA, Sr. Unscd. Notes		4.63	8/1/2029	3,944,000	[b]	3,485,254
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,840,000	[b]	1,887,325
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	3,750,000	[b]	3,675,037
Boyd Gaming, Gtd. Notes		4.75	6/15/2031	2,690,000	[b]	2,597,020
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	1,485,000	[b]	1,535,074
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	895,000	[b]	1,017,396
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	2,428,000	[b]	2,318,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Consumer Discretionary - 7.0% (continued)
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	4,885,000	[b,c]	4,922,614
CDI Escrow Issuer, Sr. Unscd. Notes		5.75	4/1/2030	2,670,000	[b]	2,700,038
Everi Holdings, Gtd. Notes		5.00	7/15/2029	2,396,000	[b]	2,272,786
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	5,022,000	[b]	5,015,095
International Game Technology, Sr. Scd. Notes		6.50	2/15/2025	1,400,000	[b]	1,469,776
Lions Gate Capital Holdings, Gtd. Notes		5.50	4/15/2029	1,880,000	[b]	1,814,256
NCL, Gtd. Notes		5.88	3/15/2026	811,000	[b]	771,529
NCL, Sr. Scd. Notes		5.88	2/15/2027	3,560,000	[b]	3,511,139
NCL, Sr. Unscd. Notes		7.75	2/15/2029	1,955,000	[b,c]	1,971,246
NCL Finance, Gtd. Notes		6.13	3/15/2028	1,458,000	[b]	1,355,029
Royal Caribbean Cruises, Sr. Unscd. Notes		5.38	7/15/2027	3,600,000	[b]	3,464,118
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	3,155,000	[b]	3,011,968
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	3,232,000	[b,c]	3,145,431
Scientific Games Holdings, Sr. Unscd. Notes		6.63	3/1/2030	2,009,000	[b]	1,982,883
Scientific Games International, Gtd. Notes		7.25	11/15/2029	1,065,000	[b,c]	1,117,872
Scientific Games International, Gtd. Notes		8.25	3/15/2026	1,905,000	[b]	1,983,581
Tempur Sealy International, Gtd. Notes		3.88	10/15/2031	1,760,000	[b]	1,511,805
Tempur Sealy International, Gtd. Notes		4.00	4/15/2029	3,420,000	[b]	3,113,397
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	2,059,000		2,163,880
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	1,057,000	[b,c]	1,110,841
					70,277,701
Consumer Durables & Apparel - .2%
Hanesbrands, Gtd. Notes		4.88	5/15/2026	1,743,000		1,759,175
Consumer Staples - 1.2%
Edgewell Personal Care, Gtd. Notes		5.50	6/1/2028	3,000,000	[b]	2,989,845
Kronos Acquisition Holdings, Sr. Scd. Notes		5.00	12/31/2026	3,674,000	[b]	3,396,797
Spectrum Brands, Gtd. Notes		5.00	10/1/2029	3,550,000	[b]	3,346,443
Spectrum Brands, Gtd. Notes		5.50	7/15/2030	2,645,000	[b]	2,543,882
					12,276,967
Diversified Financials - 3.8%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	4,295,000	[b]	4,042,604
Compass Group Diversified Holdings, Sr. Unscd. Notes		5.00	1/15/2032	818,000	[b]	741,738

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Diversified Financials - 3.8% (continued)
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	1,765,000	[b]	2,306,999
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,590,000	[b,c]	1,756,897
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	5,140,000		5,053,134
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	2,175,000		2,221,295
Icahn Enterprises, Gtd. Notes		6.38	12/15/2025	1,510,000		1,523,628
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	4,305,000	[b]	4,142,701
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	1,825,000	[b]	1,860,259
Navient, Sr. Unscd. Notes		5.00	3/15/2027	1,600,000		1,526,888
Navient, Sr. Unscd. Notes		5.50	3/15/2029	2,014,000	[c]	1,878,216
Navient, Sr. Unscd. Notes		5.88	10/25/2024	960,000		980,640
Navient, Sr. Unscd. Notes		6.75	6/15/2026	3,575,000	[c]	3,650,933
PennyMac Financial Services, Gtd. Notes		5.38	10/15/2025	1,158,000	[b]	1,148,267
PennyMac Financial Services, Gtd. Notes		5.75	9/15/2031	3,980,000	[b]	3,544,389
Rocket Mortgage, Gtd. Notes		3.63	3/1/2029	1,080,000	[b]	988,254
Rocket Mortgage, Gtd. Notes		3.88	3/1/2031	1,345,000	[b]	1,219,276
					38,586,118
Electronic Components - 1.1%
Energizer Holdings, Gtd. Notes		4.38	3/31/2029	2,212,000	[b,c]	1,939,039
Energizer Holdings, Gtd. Notes		4.75	6/15/2028	2,690,000	[b]	2,448,519
Imola Merger, Sr. Scd. Notes		4.75	5/15/2029	1,030,000	[b]	993,229
Sensata Technologies, Gtd. Notes		5.63	11/1/2024	1,900,000	[b]	1,968,486
TTM Technologies, Gtd. Notes		4.00	3/1/2029	4,245,000	[b,c]	3,935,391
					11,284,664
Energy - 12.0%
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	2,569,000	[b]	2,620,431
Antero Midstream Partners, Gtd. Notes		5.75	1/15/2028	1,920,000	[b]	1,964,131
Antero Midstream Partners, Gtd. Notes		7.88	5/15/2026	1,800,000	[b]	1,950,714
Antero Resources, Gtd. Notes		5.38	3/1/2030	1,980,000	[b,c]	2,025,065
Antero Resources, Gtd. Notes		7.63	2/1/2029	1,528,000	[b]	1,654,618
Antero Resources, Gtd. Notes		8.38	7/15/2026	944,000	[b]	1,041,916
Archrock Partners, Gtd. Notes		6.25	4/1/2028	3,323,000	[b]	3,281,462
Blue Racer Midstream, Sr. Unscd. Notes		6.63	7/15/2026	3,246,000	[b]	3,301,085
Blue Racer Midstream, Sr. Unscd. Notes		7.63	12/15/2025	3,275,000	[b]	3,430,579
Centennial Resource Production, Gtd. Notes		6.88	4/1/2027	2,169,000	[b,c]	2,184,205
Cheniere Energy, Sr. Scd. Notes		4.63	10/15/2028	3,260,000		3,275,077

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Energy - 12.0% (continued)
Cheniere Energy Partners, Gtd. Notes	4.00	3/1/2031	3,345,000		3,247,811
Colgate Energy Partners III, Sr. Unscd. Notes	5.88	7/1/2029	2,780,000	[b]	2,870,962
CQP Holdco, Sr. Scd. Notes	5.50	6/15/2031	4,450,000	[b]	4,377,687
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	2,184,000	[b]	2,168,537
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/2025	990,000		995,950
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	2,036,000	[b]	2,032,600
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	3,575,000	[b]	3,582,597
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	2,327,000	[b]	2,374,238
DCP Midstream Operating, Gtd. Notes	5.13	5/15/2029	2,430,000		2,504,103
Endeavor Energy Resources, Sr. Unscd. Notes	5.75	1/30/2028	3,790,000	[b]	3,922,176
EnLink Midstream, Gtd. Notes	5.63	1/15/2028	2,070,000	[b]	2,114,298
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	2,955,000		2,949,681
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	1,475,000		1,477,131
EQM Midstream Partners, Sr. Unscd. Notes	4.75	1/15/2031	2,210,000	[b]	2,069,687
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	2,934,000		2,950,694
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	930,000	[b]	950,181
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	1,165,000	[b]	1,218,701
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,780,000		2,746,320
Genesis Energy, Gtd. Notes	8.00	1/15/2027	1,990,000		2,049,342
Matador Resources, Gtd. Notes	5.88	9/15/2026	4,530,000		4,619,014
Occidental Petroleum, Sr. Unscd. Notes	4.20	3/15/2048	1,550,000		1,452,025
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	2,095,000	[c]	2,360,133
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	1,503,000		1,694,527
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	2,435,000		2,865,021
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	2,712,000		2,916,648
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	1,410,000		1,722,759
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	2,390,000		3,068,031

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Energy - 12.0% (continued)
Precision Drilling, Gtd. Notes	7.13	1/15/2026	2,281,000	[b,c]	2,329,266
Rockcliff Energy II, Sr. Unscd. Notes	5.50	10/15/2029	5,573,000	[b]	5,587,378
Southwestern Energy, Gtd. Notes	5.38	3/15/2030	1,370,000		1,394,194
Southwestern Energy, Gtd. Notes	5.38	2/1/2029	2,538,000		2,573,202
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	900,000		988,853
TerraForm Power Operating, Gtd. Notes	4.75	1/15/2030	4,135,000	[b]	4,041,549
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	2,033,000		2,043,948
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	2,996,000		3,027,997
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	4,045,000		4,133,484
				120,150,008
Environmental Control - 1.0%
Covanta Holding, Gtd. Notes	4.88	12/1/2029	2,403,000	[b]	2,297,148
Covanta Holding, Gtd. Notes	5.00	9/1/2030	2,690,000		2,554,626
Harsco, Gtd. Notes	5.75	7/31/2027	5,080,000	[b]	4,928,819
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	225,000	[b]	212,892
				9,993,485
Food Products - 1.1%
Albertsons, Gtd. Notes	4.63	1/15/2027	1,240,000	[b]	1,200,866
Albertsons, Gtd. Notes	4.88	2/15/2030	850,000	[b]	829,281
Albertsons, Gtd. Notes	5.88	2/15/2028	1,520,000	[b]	1,517,644
Post Holdings, Gtd. Notes	5.75	3/1/2027	2,909,000	[b]	2,927,109
United Natural Foods, Gtd. Notes	6.75	10/15/2028	3,970,000	[b,c]	4,073,935
				10,548,835
Forest Products & Paper - .3%
Ahlstrom-Munksjo Holding 3, Sr. Scd. Bonds	4.88	2/4/2028	3,600,000	[b]	3,321,120
Health Care - 7.5%
Air Methods, Sr. Unscd. Notes	8.00	5/15/2025	1,005,000	[b,c]	870,551
Bausch Health, Gtd. Notes	5.25	1/30/2030	1,715,000	[b]	1,349,954
Bausch Health, Gtd. Notes	6.25	2/15/2029	875,000	[b]	718,904
Bausch Health, Gtd. Notes	7.25	5/30/2029	1,315,000	[b]	1,124,062
Bausch Health, Gtd. Notes	9.00	12/15/2025	2,027,000	[b]	2,102,202
Bausch Health, Sr. Scd. Notes	4.88	6/1/2028	1,984,000	[b]	1,902,368
Bausch Health Americas, Gtd. Notes	8.50	1/31/2027	936,000	[b,c]	934,409
Centene, Sr. Unscd. Notes	3.00	10/15/2030	3,210,000		2,953,232
Centene, Sr. Unscd. Notes	3.38	2/15/2030	1,590,000		1,498,893
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes	5.50	1/15/2028	3,081,000	[b]	2,986,860
Community Health Systems, Scd. Notes	6.13	4/1/2030	3,525,000	[b]	3,286,957

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Health Care - 7.5% (continued)
Community Health Systems, Scd. Notes	6.88	4/15/2029	3,555,000	[b,c]	3,497,693
Community Health Systems, Sr. Scd. Notes	4.75	2/15/2031	2,830,000	[b]	2,678,284
Community Health Systems, Sr. Scd. Notes	5.25	5/15/2030	2,161,000	[b]	2,077,261
Community Health Systems, Sr. Scd. Notes	5.63	3/15/2027	1,052,000	[b]	1,072,735
DaVita, Gtd. Notes	4.63	6/1/2030	2,870,000	[b]	2,684,024
Encompass Health, Gtd. Notes	4.75	2/1/2030	4,415,000		4,245,751
Grifols Escrow Issuer, Sr. Unscd. Notes	4.75	10/15/2028	3,359,000	[b]	3,166,210
Mozart Debt Merger Sub, Sr. Scd. Notes	3.88	4/1/2029	2,690,000	[b]	2,491,680
Mozart Debt Merger Sub, Sr. Unscd. Notes	5.25	10/1/2029	4,506,000	[b,c]	4,194,861
Organon & Co., Sr. Scd. Notes	4.13	4/30/2028	1,230,000	[b]	1,173,420
Organon & Co., Sr. Unscd. Notes	5.13	4/30/2031	5,290,000	[b]	5,111,991
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	7.25	2/1/2028	3,468,000	[b]	3,576,462
Prime Healthcare Services, Sr. Scd. Notes	7.25	11/1/2025	6,276,000	[b]	6,440,714
Tenet Healthcare, Gtd. Notes	6.13	10/1/2028	1,020,000	[b]	1,037,702
Tenet Healthcare, Scd. Notes	6.25	2/1/2027	3,415,000	[b]	3,509,595
Tenet Healthcare, Sr. Scd. Notes	4.63	9/1/2024	2,000,000	[b]	2,017,000
Tenet Healthcare, Sr. Scd. Notes	4.63	6/15/2028	2,990,000	[b]	2,937,391
Tenet Healthcare, Sr. Scd. Notes	5.13	11/1/2027	3,690,000	[b]	3,712,140
				75,353,306
Industrial - 1.8%
Arcosa, Gtd. Notes	4.38	4/15/2029	3,120,000	[b]	2,964,078
Dycom Industries, Gtd. Notes	4.50	4/15/2029	4,482,000	[b]	4,229,574
Husky III Holding, Sr. Unscd. Notes	13.00	2/15/2025	4,325,000	[b,d]	4,503,514
Titan Acquisition, Sr. Unscd. Notes	7.75	4/15/2026	3,935,000	[b]	3,915,915
TK Elevator US Newco, Sr. Scd. Notes	5.25	7/15/2027	2,600,000	[b]	2,574,598
				18,187,679
Information Technology - 1.2%
Fair Isaac, Sr. Unscd. Notes	4.00	6/15/2028	4,568,000	[b]	4,430,595
Minerva Merger Sub, Sr. Unscd. Notes	6.50	2/15/2030	4,034,000	[b]	3,918,547
PTC, Gtd. Notes	4.00	2/15/2028	4,170,000	[b]	4,071,296
				12,420,438
Insurance - 1.5%
Alliant Holdings Intermediate, Sr. Scd. Notes	4.25	10/15/2027	3,825,000	[b]	3,686,669

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Insurance - 1.5% (continued)
Alliant Holdings Intermediate, Sr. Unscd. Notes		6.75	10/15/2027	2,350,000	[b]	2,325,795
AmWINS Group, Sr. Unscd. Notes		4.88	6/30/2029	5,820,000	[b]	5,594,766
AssuredPartners, Sr. Unscd. Notes		5.63	1/15/2029	3,901,000	[b]	3,597,990
					15,205,220
Internet Software & Services - 1.9%
Endurance International Group Holdings, Sr. Unscd. Notes		6.00	2/15/2029	4,243,000	[b]	3,668,392
Go Daddy Operating, Gtd. Notes		5.25	12/1/2027	2,520,000	[b]	2,535,851
Match Group Holdings II, Sr. Unscd. Notes		3.63	10/1/2031	2,195,000	[b]	1,966,720
Match Group Holdings II, Sr. Unscd. Notes		5.00	12/15/2027	2,050,000	[b]	2,043,737
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	2,553,000	[b]	2,429,511
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	4,125,000	[b,c]	3,629,408
Uber Technologies, Gtd. Notes		4.50	8/15/2029	3,190,000	[b,c]	2,996,606
					19,270,225
Materials - 3.5%
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	1,574,821	[b,d]	1,442,835
Ardagh Packaging Finance, Sr. Scd. Notes		5.25	4/30/2025	2,530,000	[b]	2,530,961
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	2,253,000	[b]	2,085,163
BWAY Holding, Sr. Scd. Bonds	EUR	4.75	4/15/2024	740,000	[b]	814,844
Canpack US, Gtd. Notes		3.88	11/15/2029	3,640,000	[b]	3,190,751
Clydesdale Acquisition Holdings, Gtd. Notes		8.75	4/15/2030	1,183,000	[b]	1,114,978
Graham Packaging, Gtd. Notes		7.13	8/15/2028	3,985,000	[b]	3,624,158
Kleopatra Finco, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,940,000	[b]	1,915,417
LABL, Sr. Scd. Notes		5.88	11/1/2028	1,780,000	[b]	1,672,088
LABL, Sr. Scd. Notes		6.75	7/15/2026	1,130,000	[b]	1,119,039
LABL, Sr. Unscd. Notes		8.25	11/1/2029	3,509,000	[b,c]	3,103,272
LABL, Sr. Unscd. Notes		10.50	7/15/2027	455,000	[b]	456,547
Mauser Packaging Solutions Holding, Sr. Scd. Bonds	EUR	4.75	4/15/2024	3,875,000		4,266,919
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	2,247,000	[b]	2,292,580
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	5,152,000	[b,c]	5,112,330
					34,741,882
Media - 9.6%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	6,960,000	[b]	6,337,010
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	2,800,000	[b]	2,723,009
Block Communications, Gtd. Notes		4.88	3/1/2028	5,700,000	[b]	5,511,643
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	5,330,000	[b]	5,010,187

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Media - 9.6% (continued)
CCO Holdings, Sr. Unscd. Notes	4.75	3/1/2030	3,465,000	[b]	3,333,313
CCO Holdings, Sr. Unscd. Notes	5.00	2/1/2028	4,755,000	[b]	4,714,155
CCO Holdings, Sr. Unscd. Notes	5.13	5/1/2027	2,155,000	[b]	2,161,034
CCO Holdings, Sr. Unscd. Notes	5.38	6/1/2029	4,990,000	[b]	4,998,757
CSC Holdings, Gtd. Notes	5.38	2/1/2028	3,600,000	[b]	3,500,352
CSC Holdings, Gtd. Notes	6.50	2/1/2029	1,870,000	[b]	1,888,457
CSC Holdings, Sr. Unscd. Notes	4.63	12/1/2030	2,134,000	[b]	1,787,588
CSC Holdings, Sr. Unscd. Notes	5.75	1/15/2030	5,796,000	[b]	5,168,438
DISH DBS, Gtd. Notes	5.88	11/15/2024	4,964,000		4,958,366
DISH DBS, Sr. Scd. Bonds	5.25	12/1/2026	1,906,000	[b]	1,819,039
DISH DBS, Sr. Scd. Notes	5.75	12/1/2028	1,906,000	[b]	1,807,126
Gray Television, Gtd. Notes	4.75	10/15/2030	5,140,000	[b]	4,780,714
Nexstar Media, Gtd. Notes	4.75	11/1/2028	5,085,000	[b,c]	4,931,687
Radiate Holdco, Sr. Scd. Notes	4.50	9/15/2026	2,204,000	[b]	2,130,397
Radiate Holdco, Sr. Unscd. Notes	6.50	9/15/2028	4,097,000	[b,c]	3,881,907
Scripps Escrow, Gtd. Notes	5.88	7/15/2027	5,501,000	[b]	5,513,102
Scripps Escrow II, Sr. Unscd. Notes	5.38	1/15/2031	2,519,000	[b,c]	2,415,419
Sinclair Television Group, Gtd. Notes	5.13	2/15/2027	2,600,000	[b,c]	2,364,973
Sirius XM Radio, Gtd. Notes	4.00	7/15/2028	2,120,000	[b]	2,016,873
Sirius XM Radio, Gtd. Notes	5.50	7/1/2029	915,000	[b]	930,372
UPC Broadband Finco, Sr. Scd. Notes	4.88	7/15/2031	3,150,000	[b]	2,961,882
Virgin Media Finance, Gtd. Notes	5.00	7/15/2030	3,535,000	[b]	3,343,756
Ziggo, Sr. Scd. Notes	4.88	1/15/2030	3,531,000	[b]	3,332,081
Ziggo Bond, Gtd. Notes	5.13	2/28/2030	2,045,000	[b]	1,906,891
				96,228,528
Metals & Mining - 1.6%
Arconic, Scd. Notes	6.13	2/15/2028	3,630,000	[b]	3,648,876
First Quantum Minerals, Gtd. Notes	7.25	4/1/2023	1,500,000	[b]	1,499,295
FMG Resources, Gtd. Notes	4.38	4/1/2031	2,870,000	[b]	2,719,497
Hudbay Minerals, Gtd. Notes	4.50	4/1/2026	3,027,000	[b]	2,946,769
Hudbay Minerals, Gtd. Notes	6.13	4/1/2029	2,298,000	[b,c]	2,370,433
Novelis, Gtd. Notes	4.75	1/30/2030	3,345,000	[b]	3,253,782
				16,438,652
Real Estate - 2.8%
Brookfield Property REIT, Sr. Scd. Notes	4.50	4/1/2027	2,320,000	[b]	2,170,151
Iron Mountain, Gtd. Notes	5.00	7/15/2028	1,060,000	[b]	1,035,286
Iron Mountain, Gtd. Notes	5.25	7/15/2030	5,010,000	[b]	4,916,614
Ladder Capital Finance Holdings, Gtd. Notes	4.25	2/1/2027	3,235,000	[b]	3,106,825
Ladder Capital Finance Holdings, Gtd. Notes	5.25	10/1/2025	2,350,000	[b]	2,343,961
Park Intermediate Holdings, Sr. Scd. Notes	4.88	5/15/2029	3,990,000	[b]	3,748,525

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Real Estate - 2.8% (continued)
RLJ Lodging Trust, Sr. Scd. Notes		4.00	9/15/2029	2,637,000	[b]	2,442,337
Starwood Property Trust, Sr. Unscd. Notes		3.75	12/31/2024	2,590,000	[b]	2,515,809
VICI Properties, Gtd. Notes		4.63	12/1/2029	2,995,000	[b]	2,993,113
XHR, Sr. Scd. Notes		4.88	6/1/2029	2,935,000	[b]	2,854,698
					28,127,319
Retailing - 5.0%
Asbury Automotive Group, Gtd. Notes		4.63	11/15/2029	1,148,000	[b]	1,070,487
Asbury Automotive Group, Gtd. Notes		4.75	3/1/2030	2,120,000		2,003,506
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	5,670,000	[b,d]	5,152,102
Fertitta Entertainment, Gtd. Notes		6.75	1/15/2030	3,160,000	[b,c]	2,911,103
Fertitta Entertainment, Sr. Scd. Notes		4.63	1/15/2029	1,070,000	[b]	1,015,986
Foundation Building Materials, Gtd. Notes		6.00	3/1/2029	3,240,000	[b,c]	2,922,286
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	2,653,000	[b,c]	2,488,262
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	3,210,000		2,742,881
Macy's Retail Holdings, Gtd. Notes		5.88	3/15/2030	1,364,000	[b,c]	1,347,182
Park River Holdings, Gtd. Notes		5.63	2/1/2029	1,538,000	[b]	1,245,272
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	3,580,000	[b]	2,994,455
Sonic Automotive, Gtd. Notes		4.63	11/15/2029	3,215,000	[b]	2,897,535
Staples, Sr. Scd. Notes		7.50	4/15/2026	3,566,000	[b]	3,466,865
Staples, Sr. Unscd. Notes		10.75	4/15/2027	2,417,000	[b,c]	2,153,632
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	1,970,000	[b]	1,811,179
The Michaels Companies, Sr. Unscd. Notes		7.88	5/1/2029	4,070,000	[b]	3,490,005
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	3,060,000	[b,c]	2,903,313
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	5,565,000	[b,c,d]	5,474,207
Yum! Brands, Sr. Unscd. Notes		5.38	4/1/2032	2,434,000		2,443,128
					50,533,386
Technology Hardware & Equipment - .2%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,820,000	[b]	2,013,651
Telecommunication Services - 4.8%
Altice France, Sr. Scd. Notes		5.13	7/15/2029	3,770,000	[b]	3,383,952
Altice France, Sr. Scd. Notes		5.50	10/15/2029	5,098,000	[b]	4,581,267
Altice France, Sr. Scd. Notes		5.50	1/15/2028	2,630,000	[b]	2,442,560
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,480,000	[b]	1,527,641
Altice France Holding, Gtd. Notes		6.00	2/15/2028	3,470,000	[b,c]	2,999,763
CommScope, Gtd. Notes		7.13	7/1/2028	1,480,000	[b,c]	1,338,660
CommScope, Gtd. Notes		8.25	3/1/2027	530,000	[b]	516,037

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.1% (continued)
Telecommunication Services - 4.8% (continued)
CommScope, Sr. Scd. Notes		6.00	3/1/2026	3,445,000	[b]	3,489,096
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	7,921,000	[b]	8,069,083
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	2,070,000		1,997,881
Sprint, Gtd. Notes		7.63	3/1/2026	4,675,000		5,281,862
Sprint Capital, Gtd. Notes		6.88	11/15/2028	3,810,000		4,421,543
T-Mobile USA, Gtd. Notes		2.25	2/15/2026	1,705,000	[c]	1,608,497
T-Mobile USA, Gtd. Notes		3.38	4/15/2029	747,000		711,518
T-Mobile USA, Gtd. Notes		3.50	4/15/2031	2,690,000	[b]	2,535,433
T-Mobile USA, Gtd. Notes		4.75	2/1/2028	1,650,000		1,678,710
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	1,640,000	[b]	1,604,469
					48,187,972
Transportation - .3%
First Transit Parent, Sr. Scd. Notes		4.00	7/31/2029	3,008,000	[b]	2,809,427
Utilities - 2.1%
Calpine, Sr. Scd. Notes		4.50	2/15/2028	2,700,000	[b]	2,638,440
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	2,209,000	[b]	2,013,956
Calpine, Sr. Unscd. Notes		5.13	3/15/2028	1,565,000	[b]	1,493,659
Clearway Energy Operating, Gtd. Notes		4.75	3/15/2028	3,000,000	[b]	3,018,135
Energia Group Ni Financeco, Sr. Scd. Notes	GBP	4.75	9/15/2024	1,620,000	[b]	2,069,590
Pattern Energy Operations, Gtd. Notes		4.50	8/15/2028	3,590,000	[b]	3,536,006
Pike, Gtd. Notes		5.50	9/1/2028	2,940,000	[b]	2,776,036
Vistra Operations, Gtd. Notes		4.38	5/1/2029	3,270,000	[b]	3,094,368
					20,640,190
Total Bonds and Notes (cost $930,336,435)				894,064,449

Floating Rate Loan Interests - 7.2%
Chemicals - .3%
Flexsys Holdings, Initial Term Loan, 3 Month LIBOR +5.25%		5.25	11/1/2028	3,480,000	[e]	3,449,550
Commercial & Professional Services - .7%
Avis Budget Car Rental, Tranche Term Loan C, 1 Month Term SOFR +3.50%		4.50	3/16/2029	2,425,721	[e]	2,412,077
PECF USS Intermediate Holding, Initial Term Loan, 3 Month LIBOR +4.25%		4.50	12/15/2028	2,293,930	[e]	2,276,531
Praesidiad, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	5.19	10/4/2024	1,000,000	[e]	989,817
Travelport Finance Luxembourg, 2021 Consented Term Loan, 3 Month LIBOR +6.75%		9.76	5/29/2026	17,037	[e]	15,184

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 7.2% (continued)
Commercial & Professional Services - .7% (continued)
Travelport Finance Luxembourg, Term Loan, 3 Month LIBOR +8.75%		9.76	2/28/2025	1,667,058	[e]	1,733,048
					7,426,657
Consumer Discretionary - .2%
Silk Bidco, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.50	2/22/2025	2,000,000	[e]	1,999,857
Environmental Control - .3%
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%		5.00	8/12/2028	2,515,449	[e]	2,511,777
Forest Products & Paper - .2%
SPA US HoldCo, USD Facility Term Loan B, 3 Month LIBOR +3.75%		4.25	2/4/2028	2,213,693	[e]	2,152,816
Health Care - .5%
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	5,612,588	[e]	5,275,832
Industrial - .2%
SPX FLOW, Term Loan, 1 Month Term SOFR +4.50%		5.00	3/18/2029	2,444,384	[e]	2,384,289
Information Technology - 1.6%
Boxer Parent, 2021 Replacement Dollar Term Loan, 3 Month LIBOR +3.75%		3.75	10/2/2025	2,526,069	[e]	2,514,500
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		4.50	12/16/2025	2,890,800	[e]	2,874,019
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		4.50	12/1/2027	3,489,750	[e]	3,488,668
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%		5.00	12/1/2027	1,217,700	[e]	1,199,435
Ivanti Software, First Lien Term Loan B, 3 Month LIBOR +4.25%		4.25	12/1/2027	4,089,411	[e]	4,040,849
Mitchell International, Second Lien Initial Term Loan, 3 Month LIBOR +6.50%		7.25	10/15/2029	1,502,564	[e]	1,491,768
					15,609,239
Insurance - 1.1%
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%		5.71	1/15/2029	790,155	[e]	773,614
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		5.71	2/3/2028	5,978,000	[e]	5,870,396

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 7.2% (continued)
Insurance - 1.1% (continued)
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.75	2/28/2025	4,360,159	[e]	4,324,733
				10,968,743
Materials - .2%
Clydesdale Acquisition, Term Loan, 1 Month Term SOFR +4.25%	4.75	3/30/2029	1,949,479	[e]	1,920,237
Media - .7%
DIRECTV Financing, Closing Date Term Loan, 1 Month LIBOR +5.00%	5.75	8/2/2027	6,742,300	[e]	6,743,615
Retailing - .5%
Great Outdoors Group, Term Loan B-2, 1 Month LIBOR +3.75%	4.98	3/5/2028	3,951,757	[e]	3,942,490
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.51	4/12/2026	1,301,616	[e]	1,233,008
				5,175,498
Telecommunication Services - .5%
CCI Buyer, First Lien Initial Term Loan, 3 Month Term SOFR +4.00%	4.75	12/17/2027	4,972,286	[e]	4,914,284
Transportation - .2%
OLA Netherlands, Term Loan, 3 Month Term SOFR +6.25%	6.25	12/3/2026	2,002,827	[e]	1,945,246
Total Floating Rate Loan Interests (cost $73,037,563)			72,477,640
Description			Shares		Value ($)
Common Stocks - .1%
Information Technology - .0%
Skillsoft			46,443	[f]	280,516
Media - .1%
Altice USA, Cl. A			29,000	[f]	361,920
Total Common Stocks (cost $1,055,330)			642,436
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $32,725,283)	0.31		32,725,283	[g]	32,725,283

Investment of Cash Collateral for Securities Loaned - 4.3%
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $42,859,545)	0.31	42,859,545	[g] 42,859,545
Total Investments (cost $1,080,014,156)		103.9%	1,042,769,353
Liabilities, Less Cash and Receivables		(3.9%)	(39,154,553)
Net Assets		100.0%	1,003,614,800

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $744,795,533 or 74.21% of net assets.

c Security, or portion thereof, on loan. At March 31, 2022, the value of the fund’s securities on loan was $104,992,027 and the value of the collateral was $111,142,433, consisting of cash collateral of $42,859,545 and U.S. Government & Agency securities valued at $68,282,888. In addition, the value of collateral may include pending sales that are also on loan.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Non-income producing security.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Fund

March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	31,947,487	Euro	28,680,000	4/29/2022	193,146
United States Dollar	4,570,134	British Pound	3,480,000	4/29/2022	(520)
Gross Unrealized Appreciation					193,146
Gross Unrealized Depreciation					(520)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

March 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	26,038,516	-	26,038,516
Corporate Bonds	-	868,025,933	-	868,025,933
Equity Securities - Common Stocks	642,436	-	-	642,436
Floating Rate Loan Interests	-	72,477,640	-	72,477,640
Investment Companies	75,584,828	-	-	75,584,828
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	193,146	-	193,146
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(520)	-	(520)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2022, accumulated net unrealized depreciation on investments was $37,244,803, consisting of $7,584,601 gross unrealized appreciation and $44,829,404 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.